--------------------------------------------------------------------------------
CORTLAND
TRUST, INC.                                                   600 Fifth Avenue
                                                              New York, NY 10020
                                                              212-830-5200
================================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of Cortland Trust, Inc. for the period April 1, 1997 through September 30, 1997.

Cortland Trust, Inc.'s General Money Market Fund had 96,071 shareholder accounts and net assets of $1,128,802,230 as of September 30, 1997.

As of September 30, 1997, the U.S. Government Fund had 6,814 shareholder accounts and net assets of $161,315,853.

As of September 30, 1997, the Municipal Money Market Fund had 3,747 shareholder accounts and net assets of $115,043,948.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.


Sincerely,




\s\Steven W. Duff


Steven W. Duff
President

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ---------------
       Face                                                                       Maturity                Value            Standard
      Amount                                                                       Date      Yield      (Note 2)    Moody's & Poor's
      ------                                                                       ----      -----       ------     -------   ------
Commercial Paper (25.06%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000  Banque International A Luxembourg                                   10/14/97   5.60%    $ 19,960,133  P1        A1+
   23,500,000  Banque International A Luxembourg                                   10/29/97   5.61       23,398,010  P1        A1+
   10,000,000  Compagnie Bancaire USA Finance Corporation                          10/09/97   5.61        9,987,711  P1        A1
   10,000,000  Compagnie Bancaire USA Finance Corporation                          11/25/97   5.74        9,914,444  P1        A1
   10,000,000  Compagnie Bancaire USA Finance Corporation                          03/09/98   5.76        9,752,667  P1        A1
   20,000,000  Cregem North America Inc.                                           10/17/97   5.61       19,950,845  P1        A1+
   35,000,000  Merrill Lynch & Co Inc.                                             10/17/97   5.57       34,913,667  P1        A1+
   20,000,000  Receivable Capital Corporation                                      11/05/97   5.59       19,891,889  P1        A1+
   25,000,000  Receivable Capital Corporation                                      11/25/97   5.60       24,788,021  P1        A1+
   20,000,000  Sigma Finance Corporation                                           10/06/97   5.62       19,984,583  P1        A1+
   20,500,000  Special Purpose Accounts Receivable Company                         10/27/97   5.60       20,417,533            A1+
   20,000,000  Unifunding                                                          10/01/97   5.57       20,000,000  P1        A1
   10,000,000  Unifunding                                                          10/06/97   5.67        9,992,236  P1        A1
   40,000,000  UBS Finance, Delaware                                               10/14/97   5.61       39,919,111  P1        A1+
 ------------                                                                                          ------------
  284,000,000  Total Commercial Paper                                                                   282,870,850
 ------------                                                                                          ------------
Domestic Certificate of Deposit (2.21%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 25,000,000  PNC Bank, N.A.                                                      05/27/98   5.67%    $ 24,993,479  P1        A1
 ------------                                                                                          ------------
   25,000,000  Total Domestic Certificate of Deposit                                                    24,993,479
 ------------                                                                                          ------------
Eurodollar Certificate of Deposit (2.22%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 25,000,000  Svenskahandelsbanken                                                10/17/97   5.60%    $ 25,000,210  P1        A1
 ------------                                                                                          ------------
   25,000,000  Total Eurodollar Certificate of Deposit                                                   25,000,210
 ------------                                                                                          ------------
Loan Participations (3.54%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 10,000,000  Marsh & McLennan Companies (b)                                      12/23/97   5.73%    $ 10,000,000  P1        A1+
   30,000,000  Marsh & McLennan Companies (c)                                      05/26/98   5.70       30,000,000  P1        A1+
 ------------                                                                                          ------------
   40,000,000  Total Loan Participations                                                                 40,000,000
 ------------                                                                                          ------------

Letter of Credit Commercial Paper (13.37%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 15,000,000  Banco Bandeirantes CI
               LOC Barclays Bank PLC                                               06/24/98   5.95%    $ 14,377,116  P1        A1+
   15,000,000  Banco Bradesco
               LOC Barclays Bank PLC                                               12/19/97   5.76       14,815,667  P1        A1+
   12,000,000  Banco Bradesco
               LOC Barclays Bank PLC                                               06/18/98   5.80       11,517,267  P1        A1+

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ---------------
       Face                                                                     Maturity                 Value            Standard
      Amount                                                                      Date       Yield      (Note 2)    Moody's & Poor's
      ------                                                                      ----       -----       ------     -------   ------

Letter of Credit Commercial Paper (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 20,000,000  Banco Rio de La Plata, S.A.
               LOC Bayerische Vereinsbank, A.G.                                   10/30/97    5.62%    $ 19,913,000  P1        A1+
   22,000,000  Banco Rio de La Plata, S.A.
               LOC Bayerische Vereinsbank, A.G.                                   10/29/97    5.59       21,908,113  P1        A1+
   17,900,000  China International Marine Containers
               LOC Societe Generale                                               10/08/97    5.56       17,880,718  P1        A1+
   20,100,000  China National Textile Import & Export
               LOC Credit Suisse                                                  10/10/97    5.60       20,071,910  P1        A1+
   15,000,000  Demir Funding Corporation
               LOC Bayerische Vereinsbank, A.G.                                   10/14/97    5.60       14,970,100  P1        A1+
   15,450,000  Mitsubishi Motor Corporation
               LOC Bank of Tokyo - Mitsubishi Bank, Ltd.                          10/20/97    5.67       15,403,929  P1        A1+
 ------------                                                                                          ------------
  152,450,000  Total Letter of Credit Commercial Paper                                                  150,857,820
 ------------                                                                                          ------------
Master Notes (15.95%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 70,000,000  Donaldson, Lufkin & Jenrette, Inc. (d)                              02/06/98   5.71%    $ 70,000,000
   35,000,000  Morgan (J.P.) Securities, Inc. (e)                                  04/02/98   5.66       35,000,000
   25,000,000  The Goldman Sachs Group L.P. (f)                                    04/28/98   6.60       25,000,000
   50,000,000  Willamette Industries, Inc. (g)                                     06/18/98   5.69       50,000,000  MIG-1     A1+
 ------------                                                                                          ------------
  180,000,000  Total Master Notes                                                                       180,000,000
 ------------                                                                                          ------------
Medium Term Notes (6.20%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 50,000,000  First U.S.A. Credit Master Trust - Series 1995-96
               Class A (Steers) (h)                                                12/10/97   5.64%    $ 50,000,000
   20,000,000  Royal Bank of Canada                                                01/07/98   5.75       19,999,486  P1        A1+
 ------------                                                                                          ------------
   70,000,000  Total Medium Term Notes                                                                   69,999,486
 ------------                                                                                          ------------
Other Notes (22.53%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  2,600,000  2150 Investment Company - Series 1997 (i)
               LOC Fifth Third Bank                                                02/01/17   5.65%    $  2,600,000
    4,650,000  Alabama State IDA (Central Casting Corporation) (i)
               LOC First Union National Bank of North Carolina                     11/01/15   5.60        4,650,000
    3,750,000  Albany Dougherty, GA Payroll IDA
               (Flint River Service, Inc. Project-B) (i)
               LOC Columbus Bank & Trust Company                                   05/01/17   5.73        3,750,000            A1
    5,000,000  CA Department of Water Resources
               (Control Valley Project) Water System RB - Series R-V (i)
               LOC Canadian Imperial Bank of Commerce                              12/01/24   5.90        5,000,000


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS(CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ---------------
       Face                                                                     Maturity                 Value            Standard
      Amount                                                                      Date       Yield      (Note 2)    Moody's & Poor's
      ------                                                                      ----       -----       ------     -------   ------

Other Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  6,000,000  Cheney Brothers Inc. (i)
               LOC First Union National Bank of North Carolina                     12/01/16  5.60%     $  6,000,000
    9,575,000  Community DA of the City of Madison, WI RB - Series 1996A
               (Blake '89 Project) (i)                                             01/01/19  5.65         9,575,000
    2,050,000  Consolidated Equities, LLC - Series 1995 (i)
               LOC Rabobank Nederland                                              12/01/25  5.68         2,050,000
    4,000,000  Cunat Capital Corporation - Series 1997- B
               (Cunat Bros., Inc./Irish Parie Limited Partners) (i)
               LOC LaSalle National Bank                                           06/01/27  5.68         4,000,000
    2,100,000  Devin F. & Janis L. McCarthy - Series 1997 (i)
               LOC Star Bank, N.A.                                                 07/01/17  5.67         2,100,000
    5,000,000  FC Bellevue, Inc. (i)
               LOC National City Bank                                              08/01/38  5.60         5,000,000
    2,600,000  G&J Land Management - Series 1996 (i)
               LOC Fifth Third Bank                                                12/01/17  5.65         2,600,000
   13,759,600  General Electric Engine Receivables 1995-1
               Trust VR Guaranteed Notes (j)                                       02/14/00  5.57        13,759,600  P1        A1+
    8,073,987  General Electric Engine Receivables 1996-1
               Trust VR Guaranteed Notes (k)                                       02/14/01  5.64         8,073,987  P1        A1+
    7,110,000  Institutional Distributors, Inc. - Series 1997 (i)
               LOC Star Bank, N.A.                                                 04/01/17  5.67         7,110,000
    9,800,000  Jacksonville Health Charity Group (Baptist/St. Vincent) (i)
               MBIA Insured                                                        08/15/19  5.85         9,800,000
    1,150,000  KBL Capital Fund, Inc. (BH Reality Limited Partnership) (i)
               LOC Old Kent Bank & Trust Co.                                       05/01/21  5.68         1,150,000            A1
    4,280,000  KBL Capital Fund, Inc. - Series 1995A (i)
               LOC Old Kent Bank & Trust Co.                                       07/01/05  5.68         4,280,000            A1
    2,000,000  Kit Carson County, CO
               Agricultural Development RB - Series 1997
               (Midwest Farms, LLC) (i)
               LOC Norwest Bank Minneapolis                                        06/01/27  5.75         2,000,000            A1
    4,700,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Co. Project) (i)
               LOC Fifth Third Bank                                                03/01/15  6.05        4,700,000
    4,000,000  Macroe Properties, Inc. (i)
               LOC First Michigan Bank                                             09/01/27  5.80        4,000,000
    4,400,000  Maryland Health & Higher Educational Facilities Authority RB
               (North Arundale Hospital) (i)
               LOC Mellon Bank, N.A.                                               07/01/27  5.70        4,400,000


-------------------------------------------------------------------------------
                       See Notes to Finacial Statements.

--------------------------------------------------------------------------------





================================================================================


                                                                                                                       Ratings (a)
                                                                                                                    ---------------
       Face                                                                     Maturity                 Value            Standard
      Amount                                                                      Date       Yield      (Note 2)    Moody's & Poor's
      ------                                                                      ----       -----       ------     -------   ------

Other Notes (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  3,000,000  Maximum Principle Amount Limited Partnership
               (Riverview Medical Office Building) (i)
               LOC National City Bank                                              11/01/17     5.60%   $  3,000,000
    6,500,000  Maximum Principle Amount VRDN
               (Hancor, Inc. Project) (i)
               LOC National City Bank                                              12/01/07     5.60       6,500,000           A1
   16,620,000  Medical Clinic Board of The City Mobile, AL RB
               (Springhill Medical Complex) - Series 1996B (i)
               LOC Amsouth Bank N.A.                                               09/01/11     5.65      16,620,000 P1
    1,000,000  Miami Valley Steel Service, Inc. - Series 1996 (i)
               LOC National City Bank                                              02/01/16     5.60       1,000,000
    2,845,000  Michigan HEFA (i)
               LOC Old Kent Bank & Trust Co.                                       10/01/16     5.68       2,845,000
    6,900,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Inc.) - Series 1995 (i)
               LOC National Bank of Detroit                                        06/01/10     5.70       6,900,000 P1
    4,445,000  New Federal Cold Storage, Incorporated Project-Series 1996C(i)
               LOC National City Bank                                              08/01/11     5.60       4,445,000
   20,000,000  Oakland - Alameda County Coliseum Authority Lease RB
               (Oakland Coliseum Project)
               LOC Canadian Imperial Bank of Commerce                              12/29/97     5.62      20,000,000
    1,975,000  Ontario California RB 1997 (i)
               LOC Sumitomo Bank, Ltd.                                             10/01/27     5.77       1,975,000
    5,500,000  Oxnard Financing Authority Refunding Lease RB-Series 1993(i)
               LOC Union Bank of California                                        06/01/06     5.75       5,500,000           A1
    1,800,000  Pomeroy Investment, LLC - Series 1997 (i)
               LOC Star Bank, N.A.                                                 04/01/17     5.67       1,800,000
    4,000,000  Prince William County, VA - Series A (i)
               LOC Wachovia Bank & Trust Co., N.A                                  03/01/17     5.54       4,000,000 VMIG-1
   25,000,000  SMM Trust 1997 - L (h)                                              05/29/98     5.63      25,000,000 P1        A1+
    4,500,000  Shepperd Capital L.L.C. (i)
               LOC First of America Michigan National                              09/15/47     5.80       4,500,000
   19,000,000  State of Missouri HEFA
               (SSM Health Care System) 1995 - Series D (i)
               MBIA Insured                                                        06/01/24     6.00      19,000,000


-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ---------------
       Face                                                                      Maturity                 Value            Standard
      Amount                                                                       Date      Yield      (Note 2)    Moody's & Poor's
      ------                                                                       ----      -----       ------     -------   ------
Other Notes (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $  7,740,000  Stone Creek, L.L.C. - Series 1995 (i)
               LOC Columbus Bank & Trust Company                                   08/01/20   5.70%    $  7,740,000  P1
    2,550,000  Vista Funding Corporation - Series 1997A (i)
               LOC Fifth Third Bank                                                07/01/15   5.65        2,550,000
    1,675,000  Walt Sweeney Ford - Series 1996 (i)
               LOC Fifth Third Bank                                                01/01/12   5.65        1,675,000
    3,220,000  Westchester County, NY Industrial Development Agency RB
               (B.W.P. Distributors Inc.) (i)
               LOC First Union National Bank of North Carolina                     10/01/28   5.60        3,220,000
    3,500,000  William Thies & Son, Inc. (i)
               LOC First Union National Bank of North Carolina                     03/01/07   5.60        3,500,000
    6,000,000  Winston - Salem, NC COP                                             10/06/97   5.59        6,000,000  VMIG-1
 ------------                                                                                          ------------
  254,368,587  Total Other Notes                                                                        254,368,587
 ------------                                                                                          ------------
Repurchase Agreements, Overnight (8.68%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 68,000,000  Donaldson, Lufkin & Jenrette, Inc.                                  10/01/97   6.05%
               (Collateralized by:
               $10,500,000 TVA Bond, 5.880%, due 04/01/36
               $11,535,000 Fannie Mae Medium Term Debentures, 6.000%,
                           due 06/30/99
               $7,773,000 Fannie Mae Debentures, 5.375% to 6.990%,
                          due 01/13/98 to 07/09/07
               $13,080,000 Federal Home Loan Consol Bond, 5.715%,
                          due 09/24/98
               $25,777,000 Freddie Mac Discount Notes,
                          due 10/14/97 to 10/17/97 proceeds $68,011,428)                               $68,000,000
 30,000,000    Goldman Sachs Group L.P.                                            10/01/97   6.25
               (Collateralized by $39,094,077, GNMA,
               5.000% to 8.500%, due 01/15/09 to 06/20/27, proceeds $30,005,208)
                                                                                                        30,000,000
-----------                                                                                            -----------
 98,000,000    Total Repurchase Agreements, Overnight                                                   98,000,000
-----------                                                                                            -----------

Yankee Certificate of Deposit (0.89%)
-----------------------------------------------------------------------------------------------------------------------------------
 $10,000,000   Barclays Bank PLC (l)                                               04/16/98   5.65%    $ 10,000,000  P1        A1+
 -----------                                                                                           ------------
  10,000,000   Total Yankee Certificate of Deposit                                                       10,000,000
 -----------                                                                                           ------------
               Total Investments (100.65%) (Cost $1,136,090,432+)                                     1,136,090,432
               Liabilities in Excess of Cash and Other Assets (0.65%)                                (    7,288,202)
                                                                                                      -------------
               Net Assets (100.00%)                                                                  $1,128,802,230
                                                                                                     ==============

               +   Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Finacial Statements.

-------------------------------------------------------------------------------



===============================================================================

FOOTNOTES:

(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) The interest rate is adjusted quarterly based upon three month LIBOR minus 4 basis points.

(c) The interest rate is adjusted quarterly based upon three month LIBOR minus 2 basis points.

(d) The interest rate is adjusted monthly based upon one month LIBOR plus 5 basis points; 30 day put option.

(e) The interest rate is adjusted monthly based upon one month LIBOR flat; daily put option.

(f) The interest rate is adjusted daily based upon opening of Federal Funds plus ten basis points; daily put option.

(g) The interest rate is adjusted monthly based upon one month LIBOR rate plus 3 basis points, 5 day put option.

(h) The interest rate is adjusted monthly based upon one month LIBOR.

(i) These securities have a 7 day put feature exercisable by the Fund at par value. Rate changes weekly.

(j) The interest rate is adjusted weekly based upon commercial paper composite plus five basis points; weekly put option.


(k) The interest rate is adjusted weekly based upon one month LIBOR minus one basis point; weekly put option.

(l) The interest rate is adjusted daily based upon the prime rate.


KEY:

     COP      =     Certificate of Participation                 LOC      =      Letter of Credit
     GNMM     =     Government National Mortgage Association     MBIA     =      Municipal Bond Insurance Association
     HEFA     =     Health and Education Facilities Authority    RB       =      Revenue Bond
     IDA      =     Industrial Development Authority             VR       =      Variable Rate
     IDRB     =     Industrial Development Revenue Bond          VRDN     =      Variable Rate Demand Note

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================

       Face                                                                      Maturity                Value
      Amount                                                                       Date      Yield      (Note 2)
      ------                                                                       ----      -----       ------
U.S. Government Agencies (48.86%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 9,000,000   Federal Farm Credit Bank                                            03/03/98   5.49%    $  9,000,000
   5,000,000   Federal Farm Credit Bank (a)                                        05/27/98   5.51        4,998,435
   5,000,000   Federal Home Loan Bank                                              10/06/97   5.44        4,996,271
   5,000,000   Federal Home Loan Mortgage Corporation                              10/01/97   5.43        5,000,000
  10,000,000   Federal National Mortgage Association                               11/17/97   5.57        9,928,847
   5,000,000   Federal National Mortgage Association                               12/08/97   5.49        4,949,283
   5,000,000   Federal National Mortgage Association                               12/11/97   5.49        4,947,046
  10,000,000   Federal National Mortgage Association                               02/13/98   5.49        9,999,627
  10,000,000   Federal National Mortgage Association (b)                           05/21/98   5.62        9,996,278
   5,000,000   Federal National Mortgage Association (c)                           06/19/98   5.58        4,997,891
   5,000,000   Student Loan Marketing Association Floater (d)                      10/16/97   5.17        5,000,000
   5,000,000   Student Loan Marketing Association                                  10/03/97   5.40        5,000,057
 -----------                                                                                            -----------
  79,000,000   Total U.S. Government Agencies                                                            78,813,735
 -----------                                                                                            -----------

Letter of Credit Commercial Paper (14.49%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 3,415,000   Kirksville College of Osteopathic Medicine, Inc.
               Educational Loan Revenue Notes - Series A
               LOC Student Loan Marketing Association                              12/11/97   5.56%    $  3,378,091
  20,000,000   Western Finance
               LOC Federal Home Loan Bank                                          10/02/97   5.60       19,996,894
 -----------                                                                                           ------------
  23,415,000   Total Letter of Credit Commercial Paper                                                   23,374,985
 -----------                                                                                           ------------

Repurchase Agreements, Overnight (35.95%)
-----------------------------------------------------------------------------------------------------------------------------------
 $30,000,000   Goldman Sachs Group L.P. (Collateralized by $83,575,323 GNMA,
               6.5000% to 10.000%, due 01/01/00 to 03/15/27, proceeds $30,005,208) 10/01/97   6.25%    $ 30,000,000
  28,000,000   Morgan (J.P.) Securities, Inc.(Collateralized by $25,353,000 TVA Bond,
               8.6250%, due 11/15/29, proceeds $28,004,690)                        10/01/97   6.03       28,000,000
 -----------                                                                                           ------------
  58,000,000   Total Repurchase Agreements, Overnight                                                    58,000,000
 -----------                                                                                           ------------
               Total Investments (99.30%) (Cost $160,188,720+)                                          160,188,720
               Cash and Other Assets, Net of Liabilities (0.70%)                                          1,127,133
                                                                                                       ------------
               Net Assets (100.00%)                                                                    $161,315,853
                                                                                                       ============
               +   Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------



===============================================================================



FOOTNOTES:

(a) This is a variable rate Federal Farm Credit Bank Floating Rate Note. The interest rate is adjusted daily based upon the prime rate minus 2.96.

(b) This is a variable rate Federal National Mortgage Association Floating Rate Note. The interest rate is adjusted daily based upon the prime rate minus 2.94.

(c) This is a variable rate Federal National Mortgage Association Floating Rate Note. The interest rate is adjusted daily based upon the prime rate minus 2.98.

(d) This is a variable rate Student Loan Marketing Association Short Term Note. The interest rate is adjusted weekly based upon the 3-month Treasury Bill Auction plus 2 basis points.


KEY:

 LOC      =    Letter of Credit
 GNMM     =    Government National Mortgage Association




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS
SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ---------------
       Face                                                                      Maturity                 Value            Standard
      Amount                                                                       Date      Yield      (Note 2)    Moody's & Poor's
      ------                                                                       ----      -----       ------     -------   ------



Other Tax Exempt Investments (30.86%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 4,028,000   Borough of Somerville, NJ (County of Somerset) BAN                  02/19/98   3.67%    $ 4,031,595
     900,000   City of Burlington, VT RAN                                          06/26/98   4.15         908,641
   1,699,000   Dansville, NY BAN                                                   06/26/98   3.85       1,703,191
   5,000,000   East Allen, IN School Corporation TAW                               12/31/97   3.78       5,000,000
   5,000,000   Jersey City, NJ BAN                                                 02/05/98   3.74       5,000,992             SP-1
   5,000,000   School District of Greenville County, SC GO Bonds - Series 1997     03/01/98   3.72       5,017,042
   1,000,000   School District of The City of Detroit State School Aid Notes
               (Wayne County)                                                      05/01/98   3.85       1,003,374             SP-1+
   5,000,000   Strafford County, NH TAN                                            12/30/97   3.75       5,006,009
   7,800,000   Sun Prairie Area School District                                    08/24/98   3.95       7,833,564
 -----------                                                                                           -----------
  35,427,000   Total Other Tax Exempt Investments                                                       35,504,408
 -----------                                                                                           -----------
Other Variable Rate Demand Instruments (b) (39.24%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 4,110,000   Arlington County, VA IDA (Air Force Association Project)
               LOC Central Fidelity Bank                                           07/01/98   4.00%    $ 4,110,000
   4,200,000   Forsyth, MT PCRB (Portland General Electric Company)
               LOC Banque Nationale de Paris                                       12/01/16   3.85       4,200,000   VMIG-1
   1,290,000   Fulton County, GA RDA (Darby Printing Company)
               LOC Wachovia Bank & Trust Co., N.A.                                 04/01/11   4.25       1,290,000
   2,500,000   Gulf Coast IDA Solid Waste Disposal RB
               (Citgo Petroleum Corporation Project) - Series 1994
               LOC Wachovia Bank & Trust Co., N.A.                                 04/01/26   4.05       2,500,000   VMIG-1    A1+
   9,400,000   Gulf Coast IDA Solid Waste Disposal RB
               (Citgo Petroleum Corporation Project) - Series 1995
               LOC Nations Bank                                                    05/01/25   4.05       9,400,000   VMIG-1
   1,600,000   Industrial Board of the City of Phenix, AL
               (Mead Coated Board Project A)
               LOC Toronto-Dominion Bank                                           06/01/28   3.95       1,600,000             A1+
   2,600,000   King George County, VA (Birchwood Power Project) - Series A
               LOC Credit Suisse                                                   04/01/26   4.05       2,600,000             A1+
   1,000,000   Lewisville, IDA Incorporated VR IDRB
               (Benedict Optical Incorporated Project)
               LOC Comerica Bank                                                   05/01/08   4.55       1,000,000
   1,300,000   Michigan Strategic Fund PCRB
               (Consumers Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank of Commerce                              06/15/10    3.80      1,300,000             A1+



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------





===============================================================================

                                                                                                                        Ratings (a)
                                                                                                                    ---------------
       Face                                                                      Maturity                 Value            Standard
      Amount                                                                       Date      Yield      (Note 2)    Moody's & Poor's
      ------                                                                       ----      -----       ------     -------   ------
Other Variable Rate Demand Instruments (b) (Continued)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000   New York State Energy Research and Development Authority PCRB
               (Niagara Mohawk Power Corporation) - Series 1987A
               LOC Toronto-Dominion Bank                                           03/01/27   3.80%    $ 2,000,000
   5,000,000   North Carolina Medical Care Commission Hospital
               (Pooled Equipment Financing Project) - Series 8
               MBIA Insured                                                        12/01/25   3.85       5,000,000   VMIG-1    A
   1,000,000   North Carolina Medical Care Commission
               Retirement Community RB - Series B
               LOC LaSalle National Bank                                           11/15/09   4.10       1,000,000             A1+
   2,700,000   Parish of Calcasieu IDRB
               (Citgo Petroleum Corporation) - Series 1995
               LOC Banque Nationale de Paris                                       03/01/25   4.05       2,700,000   VMIG-1
   1,900,000   Portland, OR IDRB (Oregon Transfer Company)
               LOC US National Bank of Oregon                                      11/01/01   4.68       1,900,000             A1
   1,350,000   Sewickley Valley Hospital Authority, PA RN
               (D.T. Watson Rehabilitation Hospital)
               LOC PNC Bank                                                        10/01/97   4.25       1,350,000
   3,200,000   West Side Calhoun County, NAV District
               Sewer & Solid Waste Disposal
               (BP Chemicals Inc.)                                                 04/01/31   4.05       3,200,000             A1+
 -----------                                                                                           -----------
  45,150,000   Total Other Variable Rate Demand Instruments                                             45,150,000
 -----------                                                                                           -----------
Put Bonds (c) (12.31%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000   Connecticut State Special Assessment
               Unemployment Compensation Advance Fund RB - Series 93C
               FGIC Insured                                                        07/01/98   3.90%    $ 2,000,000   VMIG-1    A1+
   1,780,000   Dayton, KY Industrial Building RB (Radac Corp) - Series 1994
               LOC Fifth Third Bank                                                10/01/97   4.00       1,780,000
   1,000,000   Education Loans Inc. Student Loan RB Senior Class 1997 A
               LOC Westdeutsche Landesbank Girozentrale                            11/05/97   3.95       1,000,000
   3,340,000   Illinois Housing Development Authority
               (Homeowners Mortgage) RB - Series - F2                              12/18/97   3.70       3,340,000
   3,000,000   Tennessee Housing Development Agency
               (Home Ownership Program)                                            02/19/98   3.75       3,000,000   VMIG-1    A1+
   3,040,000   Vermont State Educational & Health Building Finance Agency
               (Middlebury College)                                                11/01/97   3.75       3,040,000             A1+
 -----------                                                                                           -----------
  14,160,000   Total Put Bonds                                                                          14,160,000
 -----------                                                                                           -----------





-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================

                                                                                                                       Ratings (a)
                                                                                                                    ---------------

       Face                                                                      Maturity                 Value            Standard
      Amount                                                                       Date      Yield      (Note 2)    Moody's & Poor's
      ------                                                                       ----      -----       ------     -------   ------
Tax Exempt Commercial Paper (1.74%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 2,000,000   City of Burlington, KS
               LOC Deutsche Bank A.G.                                              11/19/97   3.75%    $ 2,000,000   P1        A1+
 -----------                                                                                           -----------
   2,000,000   Total Tax Exempt Commercial Paper                                                         2,000,000
 -----------                                                                                           -----------
Variable Rate Demand Instruments - Participations (b) (1.74%)
-----------------------------------------------------------------------------------------------------------------------------------
 $ 1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
               LOC Chase Manhattan Bank, N.A.                                      01/01/02   5.53%    $ 1,000,000   P1        A1
   1,000,000   New Jersey State EDA IDRB (Hartz Mountain Industries Project)
               LOC Chase Manhattan Bank, N.A.                                      01/01/02   5.53       1,000,000   P1        A1
 -----------                                                                                           -----------
   2,000,000   Total Variable Rate Demand Instruments - Participations                                   2,000,000
 -----------                                                                                           -----------
Variable Rate Demand Instruments - Private Placements (b) (12.44%)
-----------------------------------------------------------------------------------------------------------------------------------
 $  9,100,000  Bastrop, TX Industrial Development Corp. VRD Industrial RB
               (Blocrest Partners, LP Project)
               LOC Union Bank of California                                        04/01/22   4.25%    $  9,100,000
      870,000  Jefferson County, MO IDA IDRB (Holley Partnership)
               LOC Chase Manhattan Bank, N.A.                                      12/01/04   5.53          870,000  P1        A1
      660,985  New Jersey State EDA IDRB (Heary Modelle & Company)
               LOC Chase Manhattan Bank, N.A.                                      09/01/00   5.53          660,985  P1        A1
    1,400,000  Tyler House Certificate Trust Variable Rate
               Certificates of Participation - Series 1995A
               LOC PNC Bank                                                        08/01/25   4.35        1,400,000  VMIG-1
    2,281,000  York County, PA IDA IDRB
               (Manor Care of Kingston Court Incorporated)
               LOC Chase Manhattan Bank, N.A.                                      12/01/08   5.53        2,281,000  P1        A1
 ------------                                                                                          ------------
   14,311,985  Total Variable Rate Demand Instruments - Private Placements                               14,311,985
 ------------                                                                                          -------------
               Total Investments (98.33%) (Cost $113,126,393+)                                          113,126,393
               Cash and Other Assets, Net of Liabilities (1.67%)                                          1,917,555
                                                                                                       ------------
               Net Assets (100.00%)                                                                    $115,043,948
                                                                                                       ============
               +   Aggregate cost for federal income tax purposes is identical.

-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------




===============================================================================


FOOTNOTES:
(a) The ratings noted for instruments secured by a letter of credit are those of the holding company of the bank whose letter of credit secures such instruments. P1 & A1+ are the highest ratings for commercial paper. Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to those rated securities in which the Fund invests.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Maturity dates of these securities are the next available put dates. Interest rates adjust periodically.





KEY:
    BAN    =     Bond Anticipation Note                       RAN    =     Revenue Anticipation Note
    EDA    =     Economic Development Authority               RB     =     Revenue Bond
    FGIC   =     Financial Guaranteed Insurance Company       RDA    =     Revenue Development Authority
    GO     =     General Obligation                           RN     =     Revenue Note
    IDA    =     Industrial Development Authority             TAN    =     Tax Anticipation Note
    IDRB   =     Industrial Development Revenue Bond          TAW    =     Tax Anticipation Warrant
    LOC    =     Letter of Credit                             VR     =     Variable Rate
    MBIA   =     Municipal Bond Insurance Association         VRD    =     Variable Rate Demand
    PCRB   =     Pollution Control Revenue Bond





-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================


                                            Cortland General            U.S. Government          Municipal Money
                                           Money Market Fund                  Fund                 Market Fund
                                           -----------------            ---------------          ---------------



ASSETS:
  Investments in securities*............   $   1,136,090,432            $   160,188,720          $   113,126,393

  Cash..................................           1,536,773                    601,344                  935,104

  Interest receivable...................           3,817,806                    443,169                1,119,238

  Due from Manager......................            -0-                         153,013                  -0-
                                           -----------------            ---------------          ---------------

      Total Assets......................       1,141,445,011                161,386,246              115,180,735



LIABILITIES:
  Dividends payable.....................             148,004                     21,120                    9,358

  Management fee payable................             570,289                    -0-                      109,737

  Payable for securities purchased......          11,517,267                    -0-                      -0-

  Other accounts payable................             407,221                     49,273                   17,692
                                           -----------------            ---------------          ---------------

      Total Liabilities.................          12,642,781                     70,393                  136,787
                                           -----------------            ---------------          ---------------



NET ASSETS..............................   $   1,128,802,230            $   161,315,853          $   115,043,948
                                           =================            ===============          ===============


SHARES OUTSTANDING:
  Cortland Shares......................          628,214,046                102,738,606               65,305,016
  Live Oak Shares......................          502,456,559                 58,858,301               49,763,616
Net asset value, offering and redemption
  price per share, all classes
  (net assets/shares)..................    $            1.00            $          1.00          $          1.00
                                           =================            ===============          ===============

*  Including repurchase agreements amounting to $98,000,000 and $58,000,000 for the Cortland General Money Market
Fund and U.S. Government Fund, respectively.




-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED SEPTEMBER 30, 1997
(UNAUDITED)
===============================================================================



                                             Cortland General             U.S. Government          Municipal Money
                                            Money Market Fund                  Fund                 Market Fund
                                            -----------------            ---------------          ---------------


INVESTMENT INCOME


 Interest Income.........................  $     49,762,387             $      6,282,148         $       3,748,527
                                            ---------------              ---------------          ----------------

 Expenses:

    Management fee--Note 3(a)............         6,697,632                      870,261                   735,628

    Distribution support and services ----Note 3(c):

        Cortland shares..................         1,617,531                      215,287                   175,807

        Live Oak shares..................           470,066                       56,921                    53,044

    Other expenses.......................            44,101                       17,186                     4,843
                                            ---------------              ---------------          ----------------

        Total Expenses...................         8,829,330                    1,159,655                   969,322

   Expenses waived by
     Manager--Note 3(c)..................  (        479,603)            (        395,927)        (          11,654)
                                            ---------------              ---------------          ----------------

        Net Expenses.....................         8,349,727                      763,728                   957,668
                                            ---------------              ---------------          ----------------

 Net Investment Income...................        41,412,660                    5,518,420                 2,790,859



NET REALIZED GAIN
   ON INVESTMENTS

 Net realized gain on investments........             1,408                          781                    -0-
                                            ---------------              ---------------          ----------------

 Increase in net assets from operations..  $     41,414,068             $      5,519,201         $       2,790,859
                                            ===============              ===============          ================



-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS

===============================================================================




                                 Cortland General                   U.S. Government                  Municipal Money
                                 Money Market Fund                       Fund                          Market Fund
                                 -----------------                  ---------------                  ---------------

                            For the Six        For the       For the Six        For the        For the Six      For the
                           Months Ended         Year         Months Ended        Year         Months Ended        Year
                           September 30,        Ended       September 30,        Ended        September 30,       Ended
                               1997           March 31,         1997            March 31,        1997            March 31,
                            (Unaudited)         1997         (Unaudited)          1997        (Unaudited)          1997
                             ---------       ----------       ---------        ----------      ---------        ----------

 Operations:
 Net investment income...  $  41,412,660    $  63,069,731    $  5,518,420     $ 10,484,601    $   2,790,859   $  5,897,429

 Net realized gain on
     investments.........          1,408           63,635             781            6,270           -0-            -0-
                             -----------     ------------     -----------       ----------     ------------    -----------
 Increase in net assets
     from operations.....     41,414,068       63,133,366       5,519,201       10,490,871        2,790,859      5,897,429
 Distributions
     to shareholders from:
 Net investment income:
   Cortland shares.......   ( 29,944,246)    ( 46,314,882)    ( 3,840,022)     ( 8,230,482)    (  2,006,912)+  ( 4,436,681)+

   Live Oak shares.......   ( 11,040,414)    ( 16,876,826)    ( 1,317,398)     ( 2,235,131)    (    783,947)+  ( 1,475,242)+
 Capital share
   transactions net (Note 4):
   Cortland shares.......   (533,803,713)         559,763     (62,206,724)     (90,947,715)    ( 88,035,248)   (63,128,999)
   Live Oak shares.......     61,366,942       90,104,978       3,639,780        7,893,226     (  9,037,170)     9,140,492
                             -----------      -----------      ----------       ----------      -----------     ----------

 Total increase (decrease)  (472,007,363)      90,606,399     (58,205,163)     (83,029,231)    ( 97,072,418)   (54,003,001)

 Net assets:


 Beginning of year.......   1,600,809,593    1,510,203,194    219,521,016      302,550,247      212,116,366    266,119,367
                            -------------    -------------    -----------      -----------      -----------    -----------

 End of year*............  $1,128,802,230   $1,600,809,593   $161,315,853     $219,521,016    $ 115,043,948   $212,116,366
                            =============    =============    ===========      ===========     ============    ===========

 Undistributed net
        investment income  $      456,197   $      28,197    $    411,000     $     50,000    $    -0-        $     -0-


 +  Designated as exempt-interest dividends for federal income tax purposes.










-------------------------------------------------------------------------------
                       See Notes to Financial Statements.

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
===============================================================================
Note 1-General:

Cortland Trust, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a no-load, diversified, open-end management company. The Company consists of three money market funds: the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund, and the Municipal Money Market Fund ("Municipal Fund"). Cortland General Fund has two classes of stock authorized, Cortland shares and Live Oak shares. Both the U.S. Government Fund and the Municipal Fund have three classes of stock authorized, Cortland shares, Live Oak shares and Bradford shares. The Cortland shares are subject to a service fee of .25% of its average net assets pursuant to the Distribution Plan. The Live Oak shares are subject to a service fee of .20% of its average net assets. The Bradford shares are subject to a service fee of .25% of its average net assets. In all other respects, the Cortland shares, Live Oak shares and Bradford shares represent the same interest in the income and assets of the Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Distribution of Live Oak shares commenced November 16, 1995. Bradford shares were effective on July 31, 1997. As of September 30, 1997 there were no shares outstanding for Bradford shares in the U.S. Government Fund and Municipal Fund. The Company accounts separately for the assets, liabilities and operations of each Fund. Each Fund's fiscal year ends on March 31.

It is the Company's policy to maintain a continuous net asset value per share of $1.00 for each Fund; the Company has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

The Cortland General Fund includes the Pilgrim Money Market Class of Shares ( the "Pilgrim Shares"). Pilgrim Shares are identical to the other shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At September 30, 1997, there were 5,011,033 Pilgrim Shares outstanding.

Note 2-Significant Accounting Policies:

     (a) Valuation of investments: Investments are valued at amortized cost, which approximates market value and has been determined by the Company's Board of Directors to represent the fair value of each Fund's investments.

     (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income is recognized on the accrual basis.

     The Cortland General and U.S. Government Funds may enter into repurchase agreements for securities held by these Funds with financial institutions deemed to be creditworthy by the Funds' Advisor, subject to the seller's agreement to repurchase and the Funds' agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Funds' custodian and must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. In the event that the seller of the agreement defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value.

     (c) Dividends to Shareholders: It is the policy of the Company, with respect to each Fund, to declare dividends from the net investment income earned by each Fund daily; such dividends are distributed to each Fund's shareholders on the subsequent business day. Dividends from net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

     (d) Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)
===============================================================================
Note 2-Significant Accounting Policies: (Continued)

     (e) Federal income taxes: It is the policy of each Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders by complying with the applicable sections of the Internal Revenue Code, and to make distributions of income (including net realized capital gains) sufficient to relieve it from all Federal income taxes. Accordingly, no provision for Federal income taxes is required. At September 30, 1997, Cortland General Fund, U.S. Government Fund and Municipal Fund had unused capital loss carryforwards of approximately $2,325,981, $715,280 and $32,156, respectively, available for Federal income tax purposes to be applied against future securities profit, if any. If not applied against future securities profit, $721,115 and $1,604,866 will expire in the years 2003 and 2004, respectively, for Cortland General Fund. $264,039 and $451,241 will expire in the years 2003 and 2004, respectively, for U.S. Government Fund. $16,757, $3,530 and $11,869 will expire in the years 2001, 2002 and 2003, respectively, for Municipal Fund.

Note 3-Management Fee and Other Transactions With Affiliates:

(a) Reich & Tang Asset Management, L.P. (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees which together can represent up to 0.25% with respect to the Cortland shares and up to 0.20% with respect to the Live Oak shares of the net assets of each Fund on an annualized basis, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

(b) Certain officers and directors of the Company are "affiliated persons", as defined in the Act, of the Manager. Each director who is not an "affiliated person" receives from the Company an annual fee of $5,000 for services as a director and a fee of $1,250 for each Board of Directors' meeting attended. All directors fees and expenses are allocated equally to each Fund.

(c) Pursuant to a Distribution Plan ("Plan") dated July 31, 1989, each Fund can make payments of up to 0.25% per annum of its average daily net assets with respect to Cortland shares of the Fund for assistance in distributing its shares. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the company's shares.

Pursuant to a Distribution Plan approved by the Company's Board on November 9, 1995, each Fund can make payments of up to 0.20% per annum of it's average daily net assets with respect to the Live Oak shares of the Fund for assistance in distributing its shares.

During the period ended September 30, 1997, the manager voluntarily waived investment management fees of $294,575 and $133,425 for the Cortland shares and Live Oak shares, respectively, of the Cortland General Money Market Fund, and $270,965 and $90,035 for the Cortland shares and Live Oak shares, respectively, of the Cortland U.S. Government Fund.

During the period ended September 30, 1997, the Distributor waived Distribution support and services fees of $51,603, and $34,927 and $11,654 for the Live Oak shares of the Cortland General Fund, U.S. Government Fund and Municipal Fund, respectively.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------





===============================================================================
Note 4-Capital Share Transactions:

At September 30, 1997, 5 billion shares of $.001 par value shares of the Company were authorized. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                               Cortland General Money                                                        Municipal Money
                                    Market Fund                       U.S. Government Fund                     Market Fund
                          --------------------------------     --------------------------------     --------------------------------
                            Six Months        For the Year      Six Months        For the Year        Six Months       For the Year
                              Ended              Ended            Ended              Ended              Ended             Ended
                        September 30, 1997      March 31,   September 30, 1997      March 31,     September 30, 1997     March 31,
                           (Unaudited)            1997          (Unaudited)           1997           (Unaudited)           1997
                          -------------      -------------     -------------      -------------     -------------      -------------
 Cortland Shares
 Shares sold............. 1,620,292,709      3,372,653,022       214,073,242        482,519,139       210,893,076       636,672,511
 Dividends reinvested....    30,034,334         46,616,699         3,850,137          8,302,991         2,015,496         4,476,740
                          -------------      -------------     -------------      -------------     -------------     -------------
                          1,650,327,043      3,419,269,721       217,923,379        490,822,130       212,908,572       641,149,251
 Shares redeemed.........(2,184,130,756)    (3,418,709,958)   (  280,130,103)    (  581,769,845)   (  300,943,820)   (  704,278,250)
                          -------------      -------------     -------------      -------------     -------------     -------------
 Net increase (decrease).(  533,803,713)           559,763    (   62,206,724)    (   90,947,715)   (   88,035,248)   (   63,128,999)
                          =============      =============     =============      =============     =============     =============

 Live Oak Shares
 Shares sold............. 1,207,432,840      1,692,487,353       114,173,436        198,329,103        91,814,674       195,656,417
 Dividends reinvested....    11,008,175         16,917,952         1,313,995          2,241,698           782,252         1,478,139
                          -------------      -------------     -------------      -------------     -------------     -------------
                          1,218,441,015      1,709,405,305       115,487,431        200,570,801        92,596,926       197,134,556
 Shares redeemed.........(1,157,074,073)    (1,619,300,327)   (  111,847,651)    (  192,677,575)   (  101,634,096)   (  187,994,064)
                          -------------      -------------     -------------      -------------     -------------     -------------
 Net increase (decrease).    61,366,942         90,104,978         3,639,780          7,893,226    (    9,037,170)        9,140,492
                                             =============     =============      =============     =============     =============

 The components of net assets at September 30, are as follows:

                               Cortland General Money                                                        Municipal Money
                                    Market Fund                       U.S. Government Fund                     Market Fund
                          --------------------------------     --------------------------------     --------------------------------
                                September 30, 1997                    September 30, 1997                   September 30, 1997
                                 ----------------                      ----------------                     ----------------
 Paid-in capital.........       $   1,130,670,605                      $    161,596,907                     $     115,068,632
 Accumulated net
    realized losses......        (      2,324,572)                      (       692,054)                     (        24,684)
 Undistributed net
    investment income....                 456,197                               411,000                            -0-
                                 ----------------                       ---------------                      ---------------
 Total net assets........       $   1,128,802,230                      $    161,315,853                     $    115,043,948
                                 ================                       ===============                      ===============


-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================
Note 5-Financial Highlights:

                                                                       Cortland General Money Market Fund
                                     -----------------------------------------------------------------------------------------------

                                            Live Oak Shares                               Cortland Shares
                                     -----------------------------  ----------------------------------------------------------------

                                   Six Months      For the Year     Six Months
                                      Ended           Ended           Ended
                                   September 30,     March 31,      September 30,            For the Year Ended March 31,
                                                 -----------------              ----------------------------------------------------
                                      1997         1997     1996++     1997       1997       1996       1995       1994      1993
                                    -------      -------  --------   --------   --------   --------   --------   --------  --------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period....        $ 1.00       $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                    -------      -------  -------    -------     -------    -------    -------    -------   -------

Income from investment operations:
Net investment income.......          0.024        0.045    0.018      0.023       0.044      0.049      0.038      0.025     0.028
Net realized and unrealized
  gain/(loss) on investments          --           --       --         --          --         0.001    ( 0.003)+    --        --
                                    -------      -------  -------    -------     -------    -------    -------    -------   -------
Total from investment operations      0.024        0.045    0.018      0.023       0.044      0.050      0.035      0.025     0.028
Less distributions:
Dividends from net
  investment income.........        ( 0.024)     ( 0.045) ( 0.018)   ( 0.023)    ( 0.044)   ( 0.048)   ( 0.038)   ( 0.025)  ( 0.028)
                                     ------       ------   ------     ------      ------     ------     ------     ------    ------
Total distributions.........        ( 0.024)     ( 0.045) ( 0.018)   ( 0.023)    ( 0.044)   ( 0.048)   ( 0.038)   ( 0.025)  ( 0.028)
Net asset value, end of period      $ 1.00       $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                    =======      =======  =======    =======     =======    =======    =======    =======   =======

Total Return................          4.81%*       4.59%    4.78%*     4.73%*      4.52%      4.95%      3.91%+     2.53%     2.88%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted)..  $501,699     $440,457 $351,030   $627,103      $1,160,352 $1,159,173 $993,854   $926,400  $904,735

Ratios to average net assets:
Expenses....................          0.86%*       0.95%    0.97%*     0.98%*      1.02%      1.03%      1.03%      1.02%     1.00%
Net investment income.......          4.78%*       4.48%    4.68%*     4.66%*      4.41%      4.86%      3.85%      2.48%     2.84%
Management and Distribution support
     and service fees waived.......   0.08%*       0.02%    0.02%*     0.05%*      --         --         0.02%      0.02%     0.04%

* Annualized
++ Live Oak shares commenced distribution on November 16, 1995.
+ Includes the effect of a capital contribution from the Manager of $.004 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.007 per share and the total return would have been 2.89%.






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------



===============================================================================


Note 5-Financial Highlights: (Continued)


                                                                       U.S. Government Fund
                                     -----------------------------------------------------------------------------------------------

                                            Live Oak Shares                               Cortland Shares
                                     -----------------------------  ----------------------------------------------------------------

                                   Six Months      For the Year     Six Months
                                      Ended           Ended           Ended
                                   September 30,     March 31,      September 30,            For the Year Ended March 31,
                                                 -----------------              ----------------------------------------------------
                                      1997         1997     1996++     1997       1997       1996       1995       1994      1993
                                    -------      -------  --------   --------   --------   --------   --------   --------  --------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period....        $ 1.00       $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                    -------      -------  -------    -------     -------    -------    -------    -------   -------
Income from investment operations:
Net investment income.......          0.025        0.044    0.017      0.024       0.043      0.047      0.038      0.025     0.029
Net realized and unrealized
  gain/(loss) on investments          --         ( 0.001)   --        --         ( 0.001)     --       ( 0.003)+    --        --
                                    -------      -------  -------    -------     -------    -------    -------    -------   -------
Total from investment operations      0.025        0.043    0.017      0.024       0.042      0.047      0.035      0.025     0.029
Less distributions:
Dividends from net
  investment income.........        ( 0.023)     ( 0.044) ( 0.017)   ( 0.022)    ( 0.043)   ( 0.047)   ( 0.038)   ( 0.025)  ( 0.029)
                                     ------       ------   ------     ------      ------     ------     ------     ------    ------
Total distributions.........        ( 0.023)     ( 0.044) ( 0.017)   ( 0.022)    ( 0.043)   ( 0.047)   ( 0.038)   ( 0.025)  ( 0.029)
Net asset value, end of period      $ 1.00       $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                    =======      =======  =======    =======     =======    =======    =======    =======   =======

Total Return................          4.73%*       4.53%    4.74%*     4.55%*      4.37%      4.80%      3.84%+     2.55%     2.94%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted)..    $58,779      $55,057  $47,328    $102,537    $164,464   $255,222   $218,307   $234,082  $242,199

Ratios to average net assets:
Expenses....................          0.42%*       0.86%    0.89%*     0.75%*      1.01%      1.04%      1.04%      1.04%     1.01%
Net investment income.......          5.08%*       4.45%    4.64%*     4.73%*      4.30%      4.72%      3.74%      2.47%     2.89%
Management and Distribution support
     and service fees waived.......   0.44%*       0.12%    0.11%*     0.31%*      0.02%      --         0.01%      0.01%     0.04%



* Annualized
++ Live Oak shares commenced distribution on November 16, 1995.
+ Includes the effect of a capital contribution from the Manager of $.006 per share. Without a capital contribution the net realized and unrealized loss on investments would have been $.009 per share and the total return would have been 2.81%.






-------------------------------------------------------------------------------

-------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

===============================================================================

Note 5-Financial Highlights: (Continued)


                                                                       Municipal Money Market
                                     -----------------------------------------------------------------------------------------------

                                            Live Oak Shares                               Cortland Shares
                                     -----------------------------  ----------------------------------------------------------------

                                   Six Months      For the Year     Six Months
                                      Ended           Ended           Ended
                                   September 30,     March 31,      September 30,            For the Year Ended March 31,
                                                 -----------------              ----------------------------------------------------
                                      1997         1997     1996++     1997       1997       1996       1995       1994      1993
                                    -------      -------  --------   --------   --------   --------   --------   --------  --------
Per Share Operating Performance:
(for a share outstanding
    throughout the period)
Net asset value,
     beginning of period....        $ 1.00       $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                    -------      -------  -------    -------     -------    -------    -------    -------   -------
Income from investment operations:
Net investment income.......          0.015        0.027    0.011      0.014       0.026      0.030      0.026      0.018     0.022
                                    -------      -------  -------    -------     -------    -------    -------    -------   -------
Total from investment operations      0.015        0.027    0.011      0.014       0.026      0.030      0.026      0.018     0.022
Less distributions:
Dividends from net
  investment income.........        ( 0.015)     ( 0.027) ( 0.011)   ( 0.014)    ( 0.026)   ( 0.030)   ( 0.026)   ( 0.018)  ( 0.022)
                                     ------       ------   ------     ------      ------     ------     ------     ------    ------
Total distributions.........        ( 0.015)     ( 0.027) ( 0.011)   ( 0.014)    ( 0.026)   ( 0.030)   ( 0.026)   ( 0.018)  ( 0.022)
Net asset value, end of period      $ 1.00       $ 1.00   $ 1.00     $ 1.00      $ 1.00     $ 1.00     $ 1.00     $ 1.00    $ 1.00
                                    =======      =======  =======    =======     =======    =======    =======    =======   =======

Total Return................          3.01%*       2.77%    2.96%*     2.91%*      2.68%      3.06%      2.58%      1.82%     2.26%

Ratios/Supplemental Data
Net assets,
 end of period (000's omitted)..    $49,755      $58,794  $49,663    $65,289     $153,322   $216,456   $224,041   $240,570  $210,521

Ratios to average net assets:
Expenses....................          0.92%*       0.93%    0.96%*     1.01%*      1.02%      1.03%      0.99%      0.98%     0.92%
Net investment income.......          2.96%*       2.72%    2.91%*     2.85%*      2.64%      3.02%      2.54%      1.79%     2.22%
Management and Distribution support
     and service fees waived.......   0.04%*       0.04%    0.03%*     --          --         --         0.06%      0.07%     0.13%


* Annualized
++ Live Oak shares commenced distribution on November 16, 1995.



_____________________

CORTLAND
TRUST, INC

_____________________

CORTLAND GENERAL
MONEY MARKET
FUND
_____________________

U.S. GOVERNMENT
FUND
_____________________

MUNICIPAL MONEY
MARKET FUND
_____________________


Semi-annual Report
September 30, 1997

   CORTLAND

600 Fifth Avenue
New York, NY 10020
212-830-5200






--------------------------------------------------------------------------------